Above / Below market acquired charters (Tables)	12 Months Ended
Dec. 31, 2021
Above Below Market Acquired Charters
Above / below market acquired time charters (Table)

The following table presents an analysis of above / below market acquired charters:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2020	$46,275	$—
Amortization	(11,696)	—
Carrying amount as at December 31, 2021	$34,579	$—
Additions	23,975	(17,305)
(Amortization) / accretion	(9,949)	2,662
Carrying amount as at December 31, 2021	$48,605	$(14,643)

Above / below market acquired time charters - Amortization Schedule (Table)

As of December 31, 2021, the remaining carrying amount of unamortized above / below market acquired time charters will be amortized / accreted in future years as follows:

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2022	$16,285	$(4,275)
2023	15,407	(4,275)
2024	11,301	(4,287)
2025	3,935	(1,806)
2026	1,677	—
Total	$48,605	$(14,643)